Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Disclosure
In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our CEO and Non-CEO NEOs and Company performance for the fiscal years listed below. More information on the Company’s compensation program and decisions for the 2024 performance year can be found in the “Compensation Discussion and Analysis” included in this Proxy Statement.
	Summary Compensation Table Total for CEO(1) ($)	Compensation Actually Paid to CEO(1)(2)(3) ($)	Average Summary Compensation Table Total for Non-CEO NEOs(1) ($)	Average Compensation Actually Paid to Non-CEO NEOs(1)(2)(3) ($)	Value of Initial Fixed $100 Investment based on:(4)		Net Income ($ Millions)	Core Return on Average Tangible Stockholders’ Equity (%)(5)
Year					TSR ($)	Peer Group TSR ($)
2024	5,377,973	7,371,874	1,670,700	2,161,798	112.76	130.90	230	16.2
2023	5,366,855	3,454,911	1,522,774	1,402,194	95.04	115.64	235	18.4
2022	4,551,135	5,768,293	1,272,234	1,029,347	102.79	116.10	266	20.2
2021	4,427,813	4,769,225	1,354,207	1,430,129	103.73	124.74	266	16.3
2020	5,651,505	2,819,314	1,181,879	922,849	86.21	91.29	186	11.1

(1)
Robert S. Harrison was our CEO for each year presented. The individuals comprising the Non-CEO NEOs for each year presented are listed below.

2020	2021	2022	2023	2024
Alan H. Arizumi	Alan H. Arizumi	Alan H. Arizumi	Alan H. Arizumi	James. M. Moses
Ravi Mallela	Ravi Mallela	Christopher L. Dods	Christopher L. Dods	Christopher L. Dods
Ralph M. Mesick	Ralph M. Mesick	Ravi Mallela	James M. Moses	Alan H. Arizumi
Lance A. Mizumoto	Lance A. Mizumoto	Ralph M. Mesick	Neill A. Char	Neill A. Char
	Mitchell E. Nishimoto	Lance A. Mizumoto	Ralph M. Mesick
Lance A. Mizumoto

(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the CEO and the Non-CEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year. As described above under “Compensation Discussion and Analysis—Other Benefits and Retirement Plans—Other Retirement and Deferred Compensation Arrangements,” Mr. Harrison is the only NEO who participates in the SERP, which was frozen, and all accruals of benefits, including service accruals, ceased, effective July 1, 2019.

Year	Summary Compensation Table Total for CEO ($)	Exclusion of Change in Pension Value for CEO ($)	Exclusion of Stock Awards for CEO ($)	Inclusion of Pension Service Cost for CEO ($)	Inclusion of Equity Values for CEO ($)	Compensation Actually Paid to CEO ($)
2024	5,377,973	(210,031)	(2,499,994)	—	4,703,926	7,371,874
2023	5,366,855	(1,142,308)	(2,299,977)	—	1,530,341	3,454,911
2022	4,551,135	—	(1,999,986)	—	3,217,144	5,768,293
2021	4,427,813	—	(1,999,976)	—	2,341,388	4,769,225
2020	5,651,505	(1,874,412)	(1,999,984)	—	1,042,205	2,819,314
Year	Average Summary Compensation Table Total for Non-CEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-CEO NEOs ($)	Average Exclusion of Stock Awards for Non-CEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-CEO NEOs ($)	Average Inclusion of Equity Values for Non-CEO NEOs ($)	Average Compensation Actually Paid to Non-CEO NEOs ($)
2024	1,670,700	—	(512,491)	—	1,003,589	2,161,798
2023	1,522,774	—	(453,318)	—	332,738	1,402,194
2022	1,272,234	—	(349,988)	—	107,101	1,029,347
2021	1,354,207	—	(391,985)	—	467,907	1,430,129
2020	1,181,879	—	(442,488)	—	183,458	922,849
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for CEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for CEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for CEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for CEO ($)	Total – Inclusion of Equity Values for CEO ($)
2024	4,609,986	657,788	(563,848)	—	4,703,926
2023	2,714,159	(535,072)	(648,746)	—	1,530,341
2022	2,316,288	737,481	163,375	—	3,217,144
2021	1,846,760	360,544	134,084	—	2,341,388
2020	1,947,850	(627,344)	(278,301)	—	1,042,205
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-CEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-CEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-CEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-CEO NEOs ($)	Total – Average Inclusion of Equity Values for Non-CEO NEOs ($)
2024	945,036	117,613	(59,060)	—	1,003,589
2023	527,687	(80,231)	(76,589)	(38,129)	332,738
2022	405,340	103,608	16,590	(418,437)	107,101
2021	389,490	66,030	41,829	(29,442)	467,907
2020	430,942	(177,191)	(70,293)	—	183,458

(4)
The Peer Group TSR set forth in this table utilizes the KBW Regional Banking Index (“KRX”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2024. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the KRX, respectively. Historical stock performance is not necessarily indicative of future stock performance.

(5)
We determined Core Return on Average Tangible Stockholders’ Equity to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our CEO and Non-CEO NEOs in 2024, as required pursuant to Item 402(v) of Regulation S-K. This performance measure may not have been the most important financial performance measure for prior years and we may determine a different financial performance measure to be the most important financial performance measure in future years. Core Return on Average Tangible Stockholders’ Equity is a non-GAAP financial measure. We compute our Core Return on Average Tangible Stockholders’ Equity as the ratio of core net income to average tangible stockholders’ equity, which is calculated by subtracting (and thereby effectively excluding) amounts related to the effect of goodwill from our average total stockholders’ equity. Please see Annex A for further explanation and a reconciliation.

Company Selected Measure Name	Core Return on Average Tangible Stockholders’ Equity
Named Executive Officers, Footnote
(1)
Robert S. Harrison was our CEO for each year presented. The individuals comprising the Non-CEO NEOs for each year presented are listed below.

2020

2021

2022

2023

2024

Alan H. Arizumi

Alan H. Arizumi

Alan H. Arizumi

Alan H. Arizumi

James. M. Moses

Ravi Mallela

Ravi Mallela

Christopher L. Dods

Christopher L. Dods

Christopher L. Dods

Ralph M. Mesick

Ralph M. Mesick

Ravi Mallela

James M. Moses

Alan H. Arizumi

Lance A. Mizumoto

Lance A. Mizumoto

Ralph M. Mesick

Neill A. Char

Neill A. Char

Mitchell E. Nishimoto

Lance A. Mizumoto
	Ralph M. Mesick
Peer Group Issuers, Footnote
The Peer Group TSR set forth in this table utilizes the KBW Regional Banking Index (“KRX”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2024. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the KRX, respectively. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 5,377,973	$ 5,366,855	$ 4,551,135	$ 4,427,813	$ 5,651,505
PEO Actually Paid Compensation Amount	$ 7,371,874	3,454,911	5,768,293	4,769,225	2,819,314
Adjustment To PEO Compensation, Footnote
(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the CEO and the Non-CEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year. As described above under “Compensation Discussion and Analysis—Other Benefits and Retirement Plans—Other Retirement and Deferred Compensation Arrangements,” Mr. Harrison is the only NEO who participates in the SERP, which was frozen, and all accruals of benefits, including service accruals, ceased, effective July 1, 2019.

Year	Summary Compensation Table Total for CEO ($)	Exclusion of Change in Pension Value for CEO ($)	Exclusion of Stock Awards for CEO ($)	Inclusion of Pension Service Cost for CEO ($)	Inclusion of Equity Values for CEO ($)	Compensation Actually Paid to CEO ($)
2024	5,377,973	(210,031)	(2,499,994)	—	4,703,926	7,371,874
2023	5,366,855	(1,142,308)	(2,299,977)	—	1,530,341	3,454,911
2022	4,551,135	—	(1,999,986)	—	3,217,144	5,768,293
2021	4,427,813	—	(1,999,976)	—	2,341,388	4,769,225
2020	5,651,505	(1,874,412)	(1,999,984)	—	1,042,205	2,819,314
Year	Average Summary Compensation Table Total for Non-CEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-CEO NEOs ($)	Average Exclusion of Stock Awards for Non-CEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-CEO NEOs ($)	Average Inclusion of Equity Values for Non-CEO NEOs ($)	Average Compensation Actually Paid to Non-CEO NEOs ($)
2024	1,670,700	—	(512,491)	—	1,003,589	2,161,798
2023	1,522,774	—	(453,318)	—	332,738	1,402,194
2022	1,272,234	—	(349,988)	—	107,101	1,029,347
2021	1,354,207	—	(391,985)	—	467,907	1,430,129
2020	1,181,879	—	(442,488)	—	183,458	922,849
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for CEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for CEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for CEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for CEO ($)	Total – Inclusion of Equity Values for CEO ($)
2024	4,609,986	657,788	(563,848)	—	4,703,926
2023	2,714,159	(535,072)	(648,746)	—	1,530,341
2022	2,316,288	737,481	163,375	—	3,217,144
2021	1,846,760	360,544	134,084	—	2,341,388
2020	1,947,850	(627,344)	(278,301)	—	1,042,205
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-CEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-CEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-CEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-CEO NEOs ($)	Total – Average Inclusion of Equity Values for Non-CEO NEOs ($)
2024	945,036	117,613	(59,060)	—	1,003,589
2023	527,687	(80,231)	(76,589)	(38,129)	332,738
2022	405,340	103,608	16,590	(418,437)	107,101
2021	389,490	66,030	41,829	(29,442)	467,907
2020	430,942	(177,191)	(70,293)	—	183,458

Non-PEO NEO Average Total Compensation Amount	$ 1,670,700	1,522,774	1,272,234	1,354,207	1,181,879
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,161,798	1,402,194	1,029,347	1,430,129	922,849
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the CEO and the Non-CEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year. As described above under “Compensation Discussion and Analysis—Other Benefits and Retirement Plans—Other Retirement and Deferred Compensation Arrangements,” Mr. Harrison is the only NEO who participates in the SERP, which was frozen, and all accruals of benefits, including service accruals, ceased, effective July 1, 2019.

Year	Summary Compensation Table Total for CEO ($)	Exclusion of Change in Pension Value for CEO ($)	Exclusion of Stock Awards for CEO ($)	Inclusion of Pension Service Cost for CEO ($)	Inclusion of Equity Values for CEO ($)	Compensation Actually Paid to CEO ($)
2024	5,377,973	(210,031)	(2,499,994)	—	4,703,926	7,371,874
2023	5,366,855	(1,142,308)	(2,299,977)	—	1,530,341	3,454,911
2022	4,551,135	—	(1,999,986)	—	3,217,144	5,768,293
2021	4,427,813	—	(1,999,976)	—	2,341,388	4,769,225
2020	5,651,505	(1,874,412)	(1,999,984)	—	1,042,205	2,819,314
Year	Average Summary Compensation Table Total for Non-CEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-CEO NEOs ($)	Average Exclusion of Stock Awards for Non-CEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-CEO NEOs ($)	Average Inclusion of Equity Values for Non-CEO NEOs ($)	Average Compensation Actually Paid to Non-CEO NEOs ($)
2024	1,670,700	—	(512,491)	—	1,003,589	2,161,798
2023	1,522,774	—	(453,318)	—	332,738	1,402,194
2022	1,272,234	—	(349,988)	—	107,101	1,029,347
2021	1,354,207	—	(391,985)	—	467,907	1,430,129
2020	1,181,879	—	(442,488)	—	183,458	922,849
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for CEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for CEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for CEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for CEO ($)	Total – Inclusion of Equity Values for CEO ($)
2024	4,609,986	657,788	(563,848)	—	4,703,926
2023	2,714,159	(535,072)	(648,746)	—	1,530,341
2022	2,316,288	737,481	163,375	—	3,217,144
2021	1,846,760	360,544	134,084	—	2,341,388
2020	1,947,850	(627,344)	(278,301)	—	1,042,205
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-CEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-CEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-CEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-CEO NEOs ($)	Total – Average Inclusion of Equity Values for Non-CEO NEOs ($)
2024	945,036	117,613	(59,060)	—	1,003,589
2023	527,687	(80,231)	(76,589)	(38,129)	332,738
2022	405,340	103,608	16,590	(418,437)	107,101
2021	389,490	66,030	41,829	(29,442)	467,907
2020	430,942	(177,191)	(70,293)	—	183,458

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular List of Most Important Financial Performance Measures
The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our CEO and other NEOs for 2024 to Company performance. The measures in this table are not ranked.
Core Return on Average Tangible Stockholders’ Equity
Core Return on Average Tangible Assets
Core Net Income
Asset Quality Metric
Total Shareholder Return

Total Shareholder Return Amount	$ 112.76	95.04	102.79	103.73	86.21
Peer Group Total Shareholder Return Amount	130.9	115.64	116.1	124.74	91.29
Net Income (Loss)	$ 230	$ 235	$ 266	$ 266	$ 186
Company Selected Measure Amount	16.2	18.4	20.2	16.3	11.1
PEO Name	Robert S. Harrison
Measure:: 1
Pay vs Performance Disclosure
Name	Core Return on Average Tangible Stockholders’ Equity
Non-GAAP Measure Description
We determined Core Return on Average Tangible Stockholders’ Equity to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our CEO and Non-CEO NEOs in 2024, as required pursuant to Item 402(v) of Regulation S-K. This performance measure may not have been the most important financial performance measure for prior years and we may determine a different financial performance measure to be the most important financial performance measure in future years. Core Return on Average Tangible Stockholders’ Equity is a non-GAAP financial measure. We compute our Core Return on Average Tangible Stockholders’ Equity as the ratio of core net income to average tangible stockholders’ equity, which is calculated by subtracting (and thereby effectively excluding) amounts related to the effect of goodwill from our average total stockholders’ equity. Please see Annex A for further explanation and a reconciliation.

Measure:: 2
Pay vs Performance Disclosure
Name	Core Return on Average Tangible Assets
Measure:: 3
Pay vs Performance Disclosure
Name	Core Net Income
Measure:: 4
Pay vs Performance Disclosure
Name	Asset Quality Metric
Measure:: 5
Pay vs Performance Disclosure
Name	Total Shareholder Return
Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (210,031)	$ (1,142,308)			(1,874,412)
PEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,499,994)	(2,299,977)	(1,999,986)	(1,999,976)	(1,999,984)
PEO | Total Pension Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,703,926	1,530,341	3,217,144	2,341,388	1,042,205
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,609,986	2,714,159	2,316,288	1,846,760	1,947,850
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	657,788	(535,072)	737,481	360,544	(627,344)
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(563,848)	(648,746)	163,375	134,084	(278,301)
PEO | Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(512,491)	(453,318)	(349,988)	(391,985)	(442,488)
Non-PEO NEO | Total Pension Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,003,589	332,738	107,101	467,907	183,458
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	945,036	527,687	405,340	389,490	430,942
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	117,613	(80,231)	103,608	66,030	(177,191)
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(59,060)	(76,589)	16,590	41,829	$ (70,293)
Non-PEO NEO | Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (38,129)	$ (418,437)	$ (29,442)